Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan offers a number of investment options including common stock of Flagstar Bank, National Association, and a variety of investment funds, some of which are mutual funds, collective trust funds, money market funds, and variable annuities. The investment funds include U.S. equities, international equities, and fixed income securities. Investment securities, in general, are exposed to various risks, such as interest, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts, reported in the Statements of Net Assets Available for Plan Benefits and participant account balances.

The Plan invests indirectly in securities with contractual cash flows such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by subprime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, delinquencies or defaults, or both, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

The Plan also invests in Collective Trust Funds ("CITs"). CITs are tax-exempt, pooled investment vehicles sponsored and maintained by a trustee that is a bank or trust company. They are regulated by federal or state banking authorities, while also being subject to ERISA fiduciary rules. CITs combine assets from eligible investors, such as qualified retirement plans, into a single investment portfolio (or fund) to pursue a set of stated investment objectives and strategies.

The Plan's exposure to a concentration of credit risk is limited by the diversification of investments across various participant-directed fund elections. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the common stock fund of the employer, which invests in a single security, the common stock of Flagstar Bank, National Association.

At December 31, 2025 and 2024, approximately 6 percent and 5 percent, respectively, of the Plan's net assets were invested in the common stock fund of the employer. The underlying value of the common stock is entirely dependent upon the performance of the employer and the market's evaluation of such performance. It is at least reasonably possible that changes in the fair value of the Flagstar Bank, National Association. common stock in the near term could materially affect participants account balances.